Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 11,771	$ 10,961
Interest bearing deposits with banks	57,369	78,523
Cash and cash equivalents	69,140	89,484
Investment securities available for sale, at fair value (amortized cost of $269,611 and $315,587 as of December 31, 2011 and December 31, 2010 respectively)	272,317	317,052
Loans held for sale	1,588	4,838
Portfolio loans and leases	1,295,392	1,196,717
Less: Allowance for loan and lease losses	(12,753)	(10,275)
Net portfolio loans and leases	1,282,639	1,186,442
Premises and equipment, net	29,328	29,158
Accrued interest receivable	6,061	6,470
Deferred income taxes	13,662	14,551
Mortgage servicing rights	4,041	4,925
Bank owned life insurance	19,434	18,972
FHLB stock	11,588	14,227
Goodwill	24,689	17,659
Intangible assets	18,014	7,064
Other investments	5,612	5,156
Other assets	16,794	15,770
Total assets	1,774,907	1,731,768
Liabilities
Non-interest-bearing	326,409	282,356
Interest-bearing	1,055,960	1,059,076
Total deposits	1,382,369	1,341,432
Short-term borrowings	12,863	10,051
FHLB advances and other borrowings	147,795	160,144
Subordinated debentures	22,500	22,500
Junior subordinated debentures		12,029
Accrued interest payable	1,592	3,293
Other liabilities	21,875	20,901
Total liabilities	1,588,994	1,570,350
Shareholders' equity
Common stock, par value $1; authorized 100,000,000 shares; issued 16,103,981 and 15,109,718 shares as of December 31, 2011 and December 31, 2010, respectively, and outstanding of 13,194,439 and 12,195,240 as of December 31, 2011 and December 31, 2010, respectively	16,104	15,110
Paid-in capital in excess of par value	84,425	68,398
Less: Common stock in treasury at cost-2,909,542 and 2,914,478 shares as of December 31, 2011 and December 31, 2010	(29,833)	(29,881)
Accumulated other comprehensive loss, net of tax benefit	(11,365)	(6,757)
Retained earnings	126,582	114,548
Total shareholders' equity	185,913	161,418
Total liabilities and shareholders' equity	$ 1,774,907	$ 1,731,768